Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Purchase Raw Materials

As of September 30, 2023, YS Group has the following commitments to purchase raw materials:

	2023	2023
	(RMB)	(US$)
Research and development	143,463,250	19,981,511
Purchase raw materials	25,563,268	$3,560,443
Total	169,026,518	$23,541,954
As of March 31, 2023, YS Group has the following commitments to purchase raw materials or services:
	As of March 31,
	2023	2023
	(RMB)	(US$)
Other professional service fee	3,229,699	$470,000
Research and development	185,648,604	27,016,401
Purchase raw materials	15,528,566	2,259,785
Total	204,406,869	$29,746,186